Derivative Financial Instruments (Summary Of Notional Amounts Of Derivative Contracts) (Detail) (JPY ¥) In Trillions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,034.4	[1]	¥ 1,073.4	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	891.9	[1]	933.5	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	129.8	[1]	128.0	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	2.3	[1]	2.4	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	1.9	[1]	1.8	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	6.9	[1]	6.5	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	¥ 1.6	[1]	¥ 1.2	[1]

[1]	Includes both written and purchased position.